Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories

4. Inventories

Inventories consist of the following:

	As of December 31
	2014	2015
	RMB	RMB

Products	241,686	332,736
Packing materials and others	1,292	1,611

Inventories	242,978	334,347

Write-downs are recorded in cost of products in the consolidated statements of operations, which were RMB11,992, RMB12,497 and RMB21,125 for the years ended December 31, 2013, 2014 and 2015, respectively.